BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 4,943,805		$ 4,265,759	$ 1,261,140
Working capital	807,218		341,187
Net loss	678,046	$ 461,682	3,004,619	1,259,590
Net cash provided by used in operating activities	$ 459,571	$ 274,424	$ 1,774,182	$ 829,809